Schedule of Nonvested Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares unvested balance	13	38	38	19
Weighted average grant date fair value balance	$ 714.30	$ 1,020.00	$ 1,020.00	$ 2,352.00
Aggregate intrinsic value, balance	$ 132	$ 7,940	$ 7,940	$ 17,202
Number of shares granted	1,070	9	32	41
Weighted average grant date fair value granted	$ 11.05	$ 124.50	$ 49.35	$ 807.90
Aggregate intrinsic value, granted			$ 1,549	$ 33,070
Number of shares granted	(104)	(5)	(38)	(11)
Weighted average grant date fair value released	$ 28.07	$ 1,223.10	$ 428.10	$ 1,689.75
Aggregate intrinsic value, released			$ 1,276	$ 9,148
Number of shares cancelled	(90)	(5)	(19)	(11)
Weighted average grant date fair value cancelled	$ 30.91	$ 1,003.20	$ 808.65	$ 1,852.80
Aggregate intrinsic value, cancelled			$ 1,050	$ 7,773
Number of shares unvested balance	889	37	13	38
Weighted average grant date fair value balance	$ 16.51	$ 766.95	$ 714.30	$ 1,020.00
Aggregate intrinsic value, balance	$ 6,400	$ 1,812	$ 132	$ 7,940
Number of shares unvested expected to vest	889	37	13	38
Weighted average grant date fair value expected to vest	$ 16.51	$ 766.95	$ 714.30	$ 1,020.00
Aggregate intrinsic value, expected to vest	$ 6,400	$ 1,812	$ 132	$ 7,940
Aggregate intrinsic value, expected to vest	$ 6,400	$ 1,812	$ 132	$ 7,940